[front cover]

                                                                 AUGUST 31, 1999

SEMIANNUAL REPORT
------------------
AMERICAN CENTURY

[graphic of stairs]

PRIME MONEY MARKET

                                                [american century logo(reg. sm)]
                                                                        American
                                                                         Century

[inside front cover]


Y2K TESTING EFFORTS PAY  DIVIDENDS IN PREPAREDNESS
--------------------------------------------------------------------------------

Y2K, short for the Year 2000, refers more specifically to the date change from December 31, 1999 to January 1, 2000. This date change is significant for computers because many were originally programmed to process dates with two-character years--99 instead of 1999.

When the calendar rolls to 2000, this can create problems for computers programmed this way because they will read the date as "00," and may interpret it as 1900. Most companies have been working to reprogram their computer systems with four-digit years. Reprogramming is very labor-intensive and requires testing to ensure that there are no errors and that all lines of code were successfully changed.

Recognizing the possible impact of the Y2K issue, our senior-level Steering Committee, programmers, business partners and Y2K team have been working diligently to make January 1, 2000 a non-event for American Century investors.

Currently, our systems have been modified, tested and returned to production, and we have tested our systems with our vendors and business partners.

In March and April of this year, we participated in the Security Industry Association's (SIA) industry-wide test and successfully processed transactions for dates up to and beyond 2000. American Century transactions with our partner firms were processed free of Y2K bugs. We also participated in the Market Data Test conducted by the SIA and Financial Information Forum in May. Again, the computer scripts were executed successfully with no Y2K-related errors.

In addition, our Y2K team has developed contingency plans. These plans are designed to minimize the impact on our investors and help us maintain operations in the event of any Y2K-related incidents. We have conducted practice drills of contingency scenarios and will continue to refine our plans during the rest of 1999 to respond quickly and effectively so that the date change is as seamless as possible for investors. We expect the Year 2000 to be business as usual at American Century.

Year 2000 Readiness Disclosure

[left margin]

PRIME MONEY MARKET
(BPRXX)
-------------------

TURN TO THE INSIDE BACK COVER OF THIS REPORT TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED BY OBJECTIVE AND RISK.

RECEIVE YOUR ANNUAL REPORTS ONLINE

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Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers III, seated, with James E. Stowers, Jr.]

     Strong economic growth and increasing inflation anxiety resulted in higher money market yields during the six months ended August 31, 1999. The recovery of overseas economies and unabated U.S. growth led the Federal Reserve (the U.S. central bank) to raise short-term interest rates twice during the summer of 1999.

     In this environment, Prime Money Market continued to shine, providing above-average yields and returns. Fund investors have benefited from our commitment to build and maintain a talented fund management group. American Century's entire investment management team has doubled in size over the past three years.

     In addition to strengthening our portfolio and research staff, we've recently made strategic investments in several other financial companies, including Archipelago, Tradepoint Financial Networks, W.R. Hambrecht, and WorldStreet Corporation. These investments demonstrate our determination to actively support the development and use of technologies that improve the efficiencies of capital markets, lower trading costs, and ultimately offer better returns for shareholders.

     Our commitment to delivering superior service to investors is reflected in our redesigned quarterly statements, which have garnered some noteworthy attention recently. American Century is the first mutual fund company to receive the Communications Seal for a mutual fund statement from DALBAR Inc., an independent mutual fund research firm. The seal recognizes communications excellence that is exceptional for the industry and commends American Century for meeting its customers' needs in an attractive, easy-to-read document.

     This isn't American Century's first nod of approval from DALBAR. In June, DALBAR recognized our statement's individual rate of return feature--part of the personalized performance section--as the key reason it ranked our statement second out of 88 mutual fund company statements in the nation.

     One final note--in the spirit of our ongoing Year 2000 readiness disclosures, we've provided a complete update on our preparations for Y2K on the inside front cover of this report. We understand that our continued diligence in this area is very important to you.

     As always, we appreciate your continued confidence in American Century.

Sincerely,
/s/James E. Stowers, Jr.                        /s/James E. Stowers III
James E. Stowers, Jr.                           James E. Stowers III
Chairman of the Board and Founder               Vice Chairman of the Board and
                                                   Chief Executive Officer

[right margin]

Table of Contents
   Frequently Asked
     Questions ............................................................    2
PRIME MONEY MARKET
   Performance Information ................................................    3
   Portfolio at a Glance ..................................................    3
   Yields .................................................................    3
   Management Q&A .........................................................    4
   Types of Investments ...................................................    4
   Portfolio Composition
      by Credit Rating ....................................................    5
   Schedule of Investments ................................................    6
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................   10
   Statement of Operations ................................................   11
   Statements of Changes
      in Net Assets .......................................................   12
   Notes to Financial
      Statements ..........................................................   13
   Financial Highlights ...................................................   15
OTHER INFORMATION
   Share Class and Retirement
      Account Information .................................................   17
   Background Information
      Investment Philosophy
        and Policies ......................................................   18
      Comparative Indices .................................................   18
      Lipper Rankings .....................................................   18
      Credit Rating
        Guidelines ........................................................   18
      Investment Team
        Leaders ...........................................................   18
   Glossary ...............................................................   19


                                                www.americancentury.com      1


Money Market Funds--Frequently Asked Questions
--------------------------------------------------------------------------------

[left margin]

A FASTER AND EASIER WAY TO DEPOSIT MUTUAL FUND DISTRIBUTIONS

If you prefer to have your fund dividend or capital gains distributions sent to you instead of reinvesting them, there are a couple of ways to get access to this money faster than waiting for a check in the mail:

* YOU CAN HAVE DISTRIBUTIONS DEPOSITED DIRECTLY INTO YOUR MONEY MARKET ACCOUNT. The money will be deposited the same day that the distributions are paid.

* DISTRIBUTIONS CAN BE SENT ELECTRONICALLY TO YOUR BANK ACCOUNT. The money will be available in your bank account within three days.

Contact our Investor Relations Representatives to set up either of these options.


CAN I MAKE DIRECT DEPOSITS INTO MY MONEY MARKET FUND ACCOUNT?

     Yes. You can arrange for direct deposit of your paycheck, Social Security check, Treasury Direct interest payment, military allotment, or payments from other government agencies. Give us a call, and we will send you the necessary information to set it up.

WHAT IS THE HOLDING PERIOD ON NEW DEPOSITS INTO MY ACCOUNT?

     Generally, there is an eight-business-day holding period for deposited funds (initial investments in a new account are held for 15 calendar days). There is a one-business-day holding period for U.S. Treasury checks, money orders, and travelers' checks.

IS THERE A LIMIT ON THE NUMBER OF CHECKS I CAN WRITE ON MY MONEY MARKET ACCOUNT?

     No. You can write as many checks as you like at no charge, as long as each check is for $100 or more.

IS THERE AN EASY WAY TO MOVE MONEY FROM MY MONEY MARKET FUND INTO A STOCK OR BOND FUND?

     Yes. Moving money between funds is called an exchange, and there is no limit on the number of exchanges you can make out of a money market fund account. However, there is a limit of six exchanges per calendar year out of stock and bond fund accounts.

     Exchanges can be made by:

*    visiting our Web site at
     www.americancentury.com*

*    using our Automated Information Line (1-800-345-8765)*

*    calling an Investor Relations Representative at 1-800-345-2021*

*    writing us a letter

HOW DO I DECIDE WHETHER A TAXABLE MONEY MARKET FUND OR A TAX-FREE MONEY MARKET FUND IS RIGHT FOR ME?

     The most important factor to consider is your tax bracket. Tax-free money market funds typically offer lower yields than taxable funds, but you pay no federal income taxes on the income from a tax-free fund.

     If you are in one of the higher federal income tax brackets, taxes will eat up a big part of your income from a taxable money market fund, so a tax-free investment may be better for you. If you're in a lower tax bracket, then you can usually earn more in a taxable fund even after taxes are deducted.

     We can help you figure it out. If you give us a call and tell us what tax bracket you're in, we can tell you whether you're likely to earn more after-tax income in a tax-free or a taxable money market fund.

IF YOU HAVE ANY QUESTIONS ABOUT OUR MONEY MARKET FUNDS, CALL US TOLL FREE AT 1-800-345-2021 OR E-MAIL US AT OUR WEB SITE, WWW.AMERICANCENTURY.COM.

* Before you can make an exchange by calling an Investor Relations Representative, using our Automated Information Line, or visiting our Web site, you first must have provided us with written authorization to do so.


2      1-800-345-2021


Prime Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF AUGUST 31, 1999

                            INVESTOR CLASS (INCEPTION 11/17/93)               ADVISOR CLASS (INCEPTION 8/28/98)
                PRIME     90-DAY TREASURY   MONEY MARKET INSTRUMENT FUNDS(2)      PRIME     90-DAY TREASURY
             MONEY MARKET    BILL INDEX      AVERAGE RETURN   FUND'S RANKING   MONEY MARKET    BILL INDEX
====================================================================================================================
6 MONTHS(1)     2.27%          2.28%             2.13%             --             2.15%          2.28%
1 YEAR          4.73%          4.53%             4.43%        67 OUT OF 321       4.47%          4.53%
====================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS         5.05%          4.94%             4.76%        46 OUT OF 273        --             --
5 YEARS         5.21%          5.12%             4.92%        34 OUT OF 218        --             --
LIFE OF FUND    5.04%          4.94%(3)          4.72%(3)     18 OUT OF 194(3)     4.47%        4.53%(4)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Since 11/30/93, the date nearest the class's inception for which data are available.

(4) Since 8/31/98, the date nearest the class's inception for which data are available.

See pages 17-19 for more information about share classes, returns, the comparative index, and Lipper fund rankings.


PORTFOLIO AT A GLANCE
                                AS OF 8/31/99
NET ASSETS                      $2.9 BILLION
                         8/31/99           2/28/99
NUMBER OF ISSUERS          75                67
WEIGHTED AVERAGE
MATURITY                 68 DAYS           82 DAYS
EXPENSE RATIO (FOR
INVESTOR CLASS)          0.60%(1)          0.58%(2)

(1) Annualized.

(2) Includes a fee waiver. Absent the waiver, the ratio would have been 0.60%.

Investment terms are defined in the Glossary on pages 19-20.


YIELDS AS OF AUGUST 31, 1999
                                 INVESTOR CLASS
7-DAY CURRENT YIELD                  4.70%
7-DAY EFFECTIVE YIELD                4.81%


Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day yield more closely reflects earnings of the fund than the total return.


                                                www.americancentury.com      3


Prime Money Market--Q&A
--------------------------------------------------------------------------------
[photo of Denise Tabacco]

     An interview with Denise Tabacco, portfolio manager on the Prime Money Market fund investment team.

HOW DID PRIME MONEY MARKET PERFORM DURING THE SIX MONTHS ENDED AUGUST 31, 1999?

     The fund's six-month return* ranked in the top quarter of the 347 "Money Market Funds" tracked by Lipper Inc. Prime Money Market's longer-term returns are equally strong. (See the previous page for fund returns and performance comparisons.)

WHY DID THE FUND'S SEVEN-DAY CURRENT YIELD INCREASE DURING THE PERIOD (FROM 4.49% TO 4.70%)?

     The Federal Reserve raised short-term interest rates twice in the past six months--once at the end of June and again in late August. These rate hikes pushed the federal funds rate target (an influential overnight lending rate for banks) from 4.75% to 5.25%. When the Fed adjusts this rate target, money market yields typically follow suit.

     The two rate increases were a reversal of the rate cuts the Fed made in the fall of 1998 to stabilize the markets during a period of global economic turmoil. Since that time, foreign economies and markets have improved, so the financial strain from overseas has become less of a concern.

HOW DID YOU POSITION THE FUND IN THIS ENVIRONMENT?

     Back in March, we felt that the Fed was on hold and wouldn't raise interest rates until it saw more definitive evidence of economic strength. As a result, we maintained a longer weighted average maturity of around 80 days.

     Stronger economic data in the second quarter and a surge in April's consumer price index led us to change our expectations, so we shortened Prime Money Market's average maturity gradually throughout June. A shorter average maturity allows the fund to more quickly reflect higher interest rates.

     By the end of June, the fund's average maturity was down to 70 days, and for the most part we kept it right around there through the end of August.

PRIME MONEY MARKET'S HOLDINGS OF CDS HAVE INCREASED QUITE A BIT OVER THE PAST YEAR. WHAT'S THE ATTRACTION?

     From time to time, CDs offer significantly better yields than commercial paper and other potential fund investments. This happens because the dealers that sell CDs enhance the interest rate paid by the issuing banks. It's a marketing gimmick, kind of like the occasional sale at a department store.

     We've taken advantage of these opportunities over the past year to add more CDs to the portfolio. That's had a positive impact on the fund's yield.

[left margin]

"THE FEDERAL RESERVE RAISED SHORT-TERM INTEREST RATES TWICE IN THE PAST SIX MONTHS--ONCE AT THE END OF JUNE AND AGAIN IN LATE AUGUST."

[pie charts - data below]

TYPES OF INVESTMENTS
IN  THE PORTFOLIO

AS OF AUGUST 31, 1999
Commercial Paper         58%
Variable-Rate Notes      21%
CDs                      15%
Asset-Backed Securities   1%
Other                     5%

AS OF FEBRUARY 28, 1999
Commercial Paper         62%
Variable-Rate Notes      19%
CDs                      11%
Asset-Backed Securities   4%
Other                     4%

Investment terms are defined in the Glossary on pages 19-20.

* All fund returns and yields referenced in this interview are for Investor Class shares.


4      1-800-345-2021


Prime Money Market--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

WERE THERE ANY CREDIT QUALITY ISSUES OVER THE PAST SIX MONTHS?

     The overall credit quality of the fund didn't really change, but one issuer whose securities were held by the fund did suffer liquidity problems.

     General American Life Insurance, an issuer of short-term investment contracts, had difficulty making timely principal payments. The company ran into trouble when many of its institutional investors--including us--asked for early repayment of their investment after the insurer's credit rating was downgraded.

     The situation was resolved in a matter of weeks. Metropolitan Life Insurance acquired General American and assumed repayment responsibility. Prime Money Market's investment, which represented 3% of the portfolio, was returned on October 1, 1999.

     The event had no effect on the fund's yield or share price.

LOOKING AHEAD, WHAT'S YOUR OUTLOOK FOR SHORT-TERM INTEREST RATES?

     We don't see any clear-cut reasons for the Fed to raise interest rates further, so we expect short-term rates to be relatively stable in the coming months.

     Inflation, as measured by the consumer price index, has risen at a slightly faster rate than in 1998--mainly because of surging oil prices--but it remains historically low. In addition, economic activity in areas like construction and home sales has shown signs of a slowdown.

     That said, there is certainly no guarantee that the Fed is out of the picture, so we'll be carefully monitoring the situation over the next few months.

WHAT ARE YOUR PLANS FOR PRIME MONEY MARKET GOING FORWARD?

     Right now, securities maturing in four to six months are offering substantially higher yields than three-month securities. We recently purchased more securities in this maturity sector to take advantage of their higher yields, and we offset these holdings with very short-term securities to maintain an average maturity of 70-80 days. We expect to keep the average maturity in this range for the time being.

[right margin]

"WE DON'T SEE ANY CLEAR-CUT REASONS FOR THE FED TO RAISE INTEREST RATES FURTHER, SO WE EXPECT SHORT-TERM RATES TO BE RELATIVELY STABLE IN THE COMING MONTHS."

PORTFOLIO COMPOSITION BY
CREDIT RATING
                   % OF FUND INVESTMENTS
                  AS OF            AS OF
                 8/31/99           2/28/99
A-1+              68%               96%
A-1               31%                4%
A-2                1%                --

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 18 for more information.


                                                www.americancentury.com      5


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------

This schedule lists all investments owned by the fund, as well as each security's amortized cost, as of the last day of the reporting period. The securities are grouped by asset class (such as common stocks, corporate bonds, temporary cash investments, as applicable), and some asset classes are further broken down by industry or country.

AUGUST 31, 1999 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 58.3%
BANKING -- 5.2%
             $  15,000,000  Banca Serfin S.A., 5.35%,
                                10/25/99 (LOC: Barclays
                                Bank PLC) (Acquired 8/25/99,
                                Cost $14,866,250)(2)             $   14,879,624
                25,000,000  Banco Brasesco SA, Grand
                                Cayman Branch, 5.35%,
                                3/20/00 (LOC: Barclays
                                Bank PLC)                            24,253,229
                 1,500,000  Banque National de Paris, 4.81%,
                                9/30/99                               1,494,188
                22,000,000  National Australia Bank Ltd. SA,
                                4.92%, 2/7/00                        21,521,940
                57,000,000  Spintab-Swedmortgage AB,
                                4.81%-4.82%,
                                9/10/99-11/29/99                     56,484,187
                25,000,000  Toronto-Dominion Bank (The),
                                4.90%, 11/22/99                      24,720,972
                 9,000,000  Unibanco-Uniao de Bancos
                                Brasileiros S.A. Grand Cayman,
                                4.80%, 10/21/99 (LOC:
                                Barclays Bank PLC)                    8,940,000
                                                                 ---------------
                                                                    152,294,140
                                                                 ---------------
CREDIT CARD & TRADE RECEIVABLES -- 4.6%
                15,000,000  Corporate Receivables Corp.,
                                5.17%, 10/20/99 (Acquired
                                7/27/99, Cost $14,816,896)(2)        14,894,446
                99,500,000  Dakota Certificates (Citibank),
                                5.13%-5.18%,
                                9/2/99-10/19/99 (Acquired
                                7/7/99-7/21/99, Cost
                                $98,498,187)(2)                      99,218,087
                21,000,000  WCP Funding Inc., 5.07%,
                                9/2/99 (AMBAC) (Acquired
                                6/16/99, Cost $20,769,315)(2)        20,997,042
                                                                 ---------------
                                                                    135,109,575
                                                                 ---------------
ENERGY (PRODUCTION & MARKETING) -- 9.4%
                44,000,000  Chevron Transport Corp.,
                                4.80%-5.18%,
                                9/7/99-10/13/99 (Acquired
                                4/7/99-7/2/99, Cost
                                $43,177,037)(2)                      43,868,937
                10,000,000  Chevron U.K. Investment PLC,
                                4.80%, 10/21/99                       9,933,333
                24,000,000  Equilon Enterprises LLC, 5.20%,
                                10/18/99                             23,837,067
                57,000,000  Motiva Enterprises LLC,
                                5.22%-5.76%,
                                10/5/99-1/21/00                      56,060,410

Principal Amount                                                     Value
--------------------------------------------------------------------------------

             $  39,000,000  Petrobras International Finance
                                Co., 4.82%, 9/8/99-9/9/99
                                (LOC: Barclays Bank PLC)         $   38,960,771
               103,590,000  Sand Dollar Funding LLC,
                                5.12%-5.30%,
                                9/16/99-9/21/99 (Acquired
                                7/9/99-8/23/99, Cost
                                $102,665,022)(2)                    103,336,281
                                                                 ---------------
                                                                    275,996,799
                                                                 ---------------
FINANCIAL SERVICES -- 29.2%
                25,000,000  Associates First Capital Corp.,
                                5.21%, 10/29/99                      24,790,153
                53,500,000  Credit Suisse First Boston Inc.,
                                4.92%-5.68%,
                                9/3/99-2/3/00 (Acquired
                                5/27/99-8/9/99, Cost
                                $52,478,620)(2)                      52,926,127
                32,000,000  ED & F Man Finance, 5.20%,
                                9/7/99 (LOC: Rabobank
                                Nederland N.V.)                      31,972,267
               114,085,000  Falcon Asset Securities Corp.,
                                4.83%-5.17%,
                                9/8/99-10/29/99 (AMBAC)
                                (Acquired 5/4/99-8/6/99,
                                Cost $112,864,901)(2)               113,736,247
                20,000,000  Ford Motor Credit Co. Puerto
                                Rico, Inc., 5.19%, 10/6/99           19,899,083
                23,000,000  General Electric Capital Services,
                                Inc., 5.11%, 9/22/99                 22,931,441
                51,300,000  General Electric Financial
                                Assurance Holdings,
                                4.84%-5.19%,
                                9/1/99-10/7/99                       51,117,034
                25,000,000  Generale Funding LLC, 5.14%,
                                9/30/99 (Acquired 7/7/99,
                                Cost $24,696,597)(2)                 24,896,486
                91,000,000  GMAC Mortgage Corp.,
                                5.19%-5.38%,
                                9/1/99-10/1/99                       90,796,144
                48,000,000  Goldman Sachs Group Inc.,
                                4.82%-4.94%,
                                10/27/99-2/4/00                      47,402,075
                37,000,000  Park Avenue Receivables Corp.,
                                5.28%-5.37%,
                                9/10/99-10/7/99 (LOC:
                                Chase Manhattan Corp.)
                                (Acquired 8/20/99-8/31/99,
                                Cost $36,842,135)(2)                 36,878,260
                14,300,000  PNC Funding, 5.09%, 9/14/99              14,273,716
                74,741,000  Quincy Capital Corp.,
                                5.16%-5.28%,
                                9/13/99-10/14/99 (LOC:
                                Bank of America N.T. & S.A.)
                                (Acquired 7/2/99-8/23/99,
                                Cost $73,961,089)(2)                 74,383,594


6      1-800-345-2021                         See Notes to Financial Statements


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
AUGUST 31, 1999 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

              $108,129,000  Receivables Capital Corp.,
                                5.12%-5.22%,
                                9/1/99-10/8/99 (LOC: Bank
                                of America N.T. & S.A.)
                                (Acquired 7/6/99-8/4/99,
                                Cost $107,115,086)(2)            $  107,796,899
                24,000,000  Siemens Capital Corp., 5.07%,
                                9/29/99                              23,905,360
                40,000,000  Transamerica Asset Funding Corp.,
                                5.20%-5.77%,
                                10/25/99-1/31/00 (Acquired
                                8/4/99-8/27/99, Cost
                                $39,311,081)(2)                      39,415,605
                35,000,000  UBS Finance (Delaware) Inc.,
                                4.92%-5.24%,
                                10/12/99-12/6/99                     34,594,634
                48,000,000  Windmill Funding Corp.,
                                5.12%-5.86%,
                                9/3/99-1/5/00 (LOC: ABN
                                Amro Bank N.V.) (Acquired
                                7/6/99-8/26/99, Cost
                                $47,314,440)(2)                      47,534,339
                                                                 ---------------
                                                                    859,249,464
                                                                 ---------------
FOOD & BEVERAGE -- 2.1%
                15,000,000  Campbell Soup Co., 4.82%,
                                12/10/99                             14,799,166
                47,500,000  Diageo plc, 5.16%-5.54%,
                                11/18/99-1/27/00
                                (Acquired 7/2/99-8/2/99,
                                Cost $46,404,264)(2)                 46,737,039
                                                                 ---------------
                                                                     61,536,205
                                                                 ---------------
INSURANCE -- 4.0%
                20,100,000  American Family Financial
                                Services, Inc., 4.95%-5.18%,
                                9/7/99-10/25/99                      20,068,833
                25,000,000  Marsh USA Inc., 5.53%,
                                2/14/00                              24,362,514
                20,000,000  Prudential Funding Corp., 4.80%,
                                9/23/99                              19,941,334
                20,000,000  SAFECO Corp., 5.17%, 9/20/99
                                (Acquired 7/12/99-7/13/99,
                                Cost $19,799,375)(2)                 19,945,428
                32,900,000  Teachers Insurance, 5.10%,
                                9/14/99-9/27/99                      32,824,860
                                                                 ---------------
                                                                    117,142,969
                                                                 ---------------
METALS & MINING -- 2.1%
                62,500,000  Rio Tinto America Inc.,
                                4.93%-5.15%,
                                9/17/99-1/24/00 (Acquired
                                5/4/99-7/19/99, Cost
                                $61,122,649)(2)                      61,820,725
                                                                 ---------------
PRINTING & PUBLISHING -- 0.7%
                21,000,000  Reed Elsevier Inc., 5.25%,
                                9/29/99 (Acquired 8/23/99,
                                Cost $20,886,688)(2)                 20,914,250
                                                                 ---------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------
RUBBER & PLASTICS -- 1.0%
             $  28,500,000  Formosa Plastics Corp. USA,
                                5.43%, 1/25/00-1/28/00
                                (LOC: Bank of America N.T.
                                & S.A.)                          $   27,868,536
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                            1,711,932,663
                                                                 ---------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES(3) -- 0.8%
                25,000,000  FFCB Discount Notes, 4.75%,
                                12/27/99                             24,614,062
                                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES(3) -- 2.2%
                25,000,000  FHLB, VRN, 5.59%, 9/1/99,
                                resets weekly off the 3-month
                                T-Bill plus 0.60% with no caps       24,987,207
                25,000,000  SLMA MTN, 5.05%, 1/19/00                 25,000,000
                15,000,000  SLMA VRN, 5.65%, 9/7/99,
                                resets weekly off the 3-month
                                T-Bill plus 0.63% with no caps       15,000,000
                                                                 ---------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                    64,987,207
                                                                 ---------------

CORPORATE DEBT -- 14.9%
CREDIT CARD & TRADE RECEIVABLES -- 0.9%
                27,000,000  Corporate Receivables Corp., VRN, 5.30%,
                                9/15/99, resets monthly
                                off the 1-month LIBOR
                                plus 0.02% with no
                                caps (LOC: Citibank, N.A.)           27,000,000
                                                                 ---------------
FINANCIAL SERVICES -- 5.1%
                25,000,000  Abbey National Treasury Services PLC, VRN,
                                5.24%, 10/22/99, resets
                                quarterly off the
                                3-month LIBOR minus 0.07% with no
                                caps                                 24,990,225
                15,000,000  Chrysler Financial Co. LLC,
                                9.50%, 12/15/99                      15,170,076
                25,000,000  General Electric Capital Corp.
                                MTN, Series A, VRN, 5.26%,
                                10/13/99, resets quarterly off
                                the 3-month LIBOR minus 0.05% with
                                no caps 25,000,000
                25,000,000  General Electric Capital Corp.
                                MTN, Series A, VRN, 5.39%,
                                11/12/99, resets quarterly off
                                the 3-month LIBOR minus
                                0.05% with no caps                   25,000,000
                14,820,000  General Motors Acceptance Corp.,
                                8.40%, 10/15/99                      14,878,433
                46,000,000  Park Avenue Receivables Corp.,
                                VRN, 5.04%, 9/13/99, resets
                                monthly off the 1-month LIBOR
                                plus 0.05% with no caps
                                (LOC: Chase Manhattan Corp.)         46,000,000
                                                                 ---------------
                                                                    151,038,734
                                                                 ---------------


See Notes to Financial Statements                 www.americancentury.com    7


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
AUGUST 31, 1999 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
INSURANCE -- 8.9%
             $  90,000,000  General American Life Insurance
                                Company, VRN, 5.37%,
                                9/1/99, resets monthly off the
                                1-month LIBOR plus 0.20%
                                with no caps (Acquired
                                1/3/97-7/7/97,
                                Cost $90,000,000)(2)(4)          $   90,000,000
                45,000,000  Jackson National Life Insurance
                                Co., VRN, 5.43%, 9/10/99,
                                resets monthly off the 1-month
                                LIBOR plus 0.19% with no
                                caps (Acquired 6/8/99, Cost
                                $45,000,000)(2)                      45,000,000
                55,000,000  Transamerica Occidental Life Insurance
                                Co., VRN, 5.31%, 9/1/99,
                                resets monthly off the 1-month
                                LIBOR plus 0.13% with no caps (Acquired
                                11/4/98, Cost $55,000,000)(2)        55,000,000
                23,400,000  Travelers Insurance Company
                                (The), VRN, 5.25%, 9/9/99,
                                resets monthly off the 1-month
                                LIBOR plus 0.04% with no
                                caps (Acquired 6/4/99,
                                Cost $23,400,000)(2)                 23,400,000
                47,000,000  Travelers Insurance Company
                                (The), VRN, 5.37%, 9/20/99,
                                resets monthly off the
                                1-month LIBOR plus 0.04% with
                                no caps (Acquired 5/19/99,
                                Cost $47,000,000)(2)                 47,000,000
                                                                 ---------------
                                                                    260,400,000
                                                                 ---------------
TOTAL CORPORATE DEBT                                                438,438,734
                                                                 ---------------

ASSET-BACKED SECURITIES -- 0.8%
                 4,025,909  Americredit Automobile
                                Receivables Trust, Series
                                1999 A, Class A1 SEQ,
                                4.98%, 3/12/00 (FSA)                  4,025,909
                18,000,000  Americredit Automobile
                                Receivables Trust, Series
                                1999 C, Class A1A SEQ,
                                5.67%, 9/5/00 (FSA)                  18,000,000
                 1,469,566  WFS Financial Owner Trust,
                                Series 1999 A, Class A1 SEQ,
                                5.01%, 2/20/00 (FSA)                  1,469,566
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                        23,495,475
                                                                 ---------------

CERTIFICATES OF DEPOSIT -- 15.3%
                66,500,000  Abbey National Treasury Services
                                PLC MTN, 5.04%-5.97%,
                                2/8/00-8/14/00                       66,485,240
                18,500,000  Bayerische Landesbank
                                Girozentrale (New York),
                                4.94%, 11/19/99                      18,499,973
                45,000,000  Chase Manhattan Bank N.A.,
                                5.00%-5.61%,
                                9/8/99-2/3/00                        45,000,172

Principal Amount                                                     Value
--------------------------------------------------------------------------------

             $  28,000,000  Commerzbank AG (New York),
                                5.08%, 9/28/99                   $   28,000,723
                75,000,000  National Westminster Bank PLC
                                (New York), 4.98%-5.06%,
                                1/10/00-2/9/00                       74,992,654
                76,000,000  Royal Bank of Canada (New
                                York), 5.07%-6.01%,
                                2/10/00-8/14/00                      75,985,467
                13,000,000  U.S. Bank, NA, 5.35%,
                                12/13/99                             13,000,000
                73,500,000  UBS AG, 5.29%-5.46%,
                                5/19/00-6/5/00                       73,476,236
                15,000,000  Union Bank of California N.A.,
                                5.00%, 11/29/99                      15,000,000
                38,600,000  Westdeutsche Landesbank,
                                4.90%-5.13%,
                                9/15/99-10/12/99                     38,600,702
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                       449,041,167
                                                                 ---------------

BANK NOTES -- 7.7%
                42,000,000  American Express Centurion Bank, VRN, 5.23%,
                                9/14/99, resets monthly
                                off the 1-month LIBOR
                                minus 0.04% with
                                no caps                              42,000,000
                25,000,000  Bank of America N.A., 5.08%,
                                1/28/00                              25,000,000
                25,000,000  Bank One Corp. MTN, Series B,
                                VRN, 5.45%, 11/9/99, resets
                                quarterly off the 3-month
                                LIBOR plus 0.02% with
                                no caps                              25,000,000
                22,000,000  First Union National Bank, VRN,
                                5.54%, 9/1/99, resets daily off
                                the Federal Funds rate plus
                                0.17% with no caps                   21,997,057
                25,000,000  KeyBank N.A., VRN, 5.27%, 9/23/99, resets
                                monthly off the 1-month LIBOR minus
                                0.045% with no caps                  24,999,777
                30,000,000  U.S. Bank, NA Minnesota, VRN,
                                5.15%, 9/8/99, resets monthly
                                off the 1-month LIBOR minus
                                0.06% with no caps                   29,999,403
                30,000,000  U.S. Bank, NA Minnesota, VRN, 5.16%,
                                9/15/99, resets monthly off the
                                1-month LIBOR minus 0.12% with
                                no caps                              29,987,187
                27,500,000  U.S. Bank, NA Minnesota, VRN,
                                5.23%, 9/15/99, resets
                                monthly off the 1-month
                                LIBOR minus 0.05% with
                                no caps                              27,487,028
                                                                 ---------------
TOTAL BANK NOTES                                                    226,470,452
                                                                 ---------------
TOTAL INVESTMENT SECURITIES -- 100.0%                            $2,938,979,760
                                                                 ===============


8      1-800-345-2021                         See Notes to Financial Statements


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
AUGUST 31, 1999 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FSA = Financial Security Assurance

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MTN = Medium Term Note

SLMA = Student Loan Marketing Association

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 1999.

(1) The rates for commercial paper are the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 1999, was $1,204,579,416 which represented 41.6% of net assets. Restricted securities considered illiquid represent 6.6% of net assets.

(3) The rates for U.S. Government Agency Discount Notes are the yield to maturity at purchase. The rates for U.S. Government Agency Securities are the stated coupon rates.

(4) Security was in default at the report date. According to the Securities and Exchange Commission Regulations, this security is no longer considered an eligible security without Board of Trustees approval. On August 11, 1999, the Board of Trustees determined that it was not in the best interest of the fund to dispose of this security. See Note 2 in the Notes to Financial Statements.


See Notes to Financial Statements                 www.americancentury.com    9


Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees and other liabilities) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. For each class of shares, the net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

AUGUST 31, 1999 (UNAUDITED)

ASSETS
Investment securities, at value (amortized cost
  and cost for federal income tax purposes) ..............      $ 2,938,979,760
Interest receivable ......................................           15,261,708
                                                                ---------------
                                                                  2,954,241,468
                                                                ---------------

LIABILITIES
Disbursements in excess of demand deposit cash ...........            9,100,905
Payable for investments purchased ........................           45,296,144
Accrued management fees (Note 2) .........................            1,468,599
Distribution and service fee payable (Note 2) ............                1,584
Payable for trustees' fees and expenses ..................                5,483
                                                                ---------------
                                                                     55,872,715
                                                                ---------------
Net Assets ...............................................      $ 2,898,368,753
                                                                ===============

NET ASSETS CONSIST OF:
Capital paid in ..........................................      $ 2,898,725,928
Accumulated net realized loss
  on investment transactions .............................             (357,175)
                                                                ---------------
                                                                $ 2,898,368,753
                                                                ===============
Investor Class
Net assets ...............................................      $ 2,894,573,642
Shares outstanding .......................................        2,894,930,799
Net asset value per share ................................      $          1.00

Advisor Class
Net assets ...............................................      $     3,795,111
Shares outstanding .......................................            3,795,129
Net asset value per share ................................      $          1.00


10      1-800-345-2021                      See Notes to Financial Statements


Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's operations. In other words, it shows how much money the fund made or lost as a result of dividend and interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)

INVESTMENT INCOME

Income:
Interest ................................................          $ 73,767,673
                                                                   ------------

Expenses (Note 2):
Management fees .........................................             8,619,433
Distribution fees -- Advisor Class ......................                 4,575
Service fees -- Advisor Class ...........................                 4,575
Trustees' fees and expenses .............................                51,030
                                                                   ------------
  Total expenses ........................................             8,679,613
                                                                   ------------

Net investment income ...................................            65,088,060
                                                                   ------------

REALIZED LOSS ON INVESTMENTS
Net realized loss on investments ........................                  (489)
                                                                   ------------

Net Increase in Net Assets
  Resulting from Operations .............................          $ 65,087,571
                                                                   ============


See Notes to Financial Statements               www.americancentury.com      11


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED) AND YEAR ENDED FEBRUARY 28, 1999

                                                  AUGUST 31,       FEBRUARY 28,
Increase in Net Assets                              1999              1999

OPERATIONS
Net investment income ......................  $    65,088,060   $   106,360,493
Net realized loss on investments ...........             (489)          (18,522)
                                              ---------------   ---------------
Net increase in net assets resulting
  from operations ..........................       65,087,571       106,341,971
                                              ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class ...........................      (65,010,832)     (106,293,927)
  Advisor Class ............................          (77,228)          (66,566)
                                              ---------------   ---------------
Decrease in net assets from distributions ..      (65,088,060)     (106,360,493)
                                              ---------------   ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net increase in net assets
  from capital share transactions ..........       43,274,075     1,437,803,002
                                              ---------------   ---------------

Net increase in net assets .................       43,273,586     1,437,784,480

NET ASSETS
Beginning of period ........................    2,855,095,167     1,417,310,687
                                              ---------------   ---------------
End of period ..............................  $ 2,898,368,753   $ 2,855,095,167
                                              ===============   ===============


12      1-800-345-2021                        See Notes to Financial Statements


Notes to Financial Statements
--------------------------------------------------------------------------------

AUGUST 31, 1999 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 as an open-end management investment company. Prime Money Market Fund (the fund) is the only fund issued by the trust. The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. The fund is authorized to issue two classes of shares: the Investor Class and the Advisor Class. The two classes of shares differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The following significant accounting policies are in accordance with generally accepted accounting principles; these principles may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

    INCOME TAX STATUS -- It is the fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS -- Distributions from net investment income are declared and credited daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

    At February 28, 1999, the fund had accumulated net realized capital loss carryovers of $356,686 (expiring 2001 through 2007) which may be used to offset future taxable gains.

    ADDITIONAL INFORMATION -- Funds Distributor, Inc. (FDI) is the trust's distributor. Certain officers of FDI are also officers of the trust.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH RELATED PARTIES

    The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage, taxes, portfolio insurance, interest, fees and expenses of the Trustees who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is calculated daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six months ended August 31, 1999, the effective annual Investor Class management fee was 0.60%.

    The Board of Trustees has adopted the Advisor Class Master Distribution and Shareholder Services Plan (the plan), pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plan provides that the fund will pay ACIM an annual distribution fee equal to 0.25% and annual service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIM, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended August 31, 1999 were $9,150.

    Certain officers and Trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the trust's investment manager, ACIM, and the trust's transfer agent, American Century Services Corporation.

    On August 23, 1999, the fund and American Century Companies (ACC) entered into an agreement allowing the fund to sell to ACC or ACC to acquire from the fund the General American Life Insurance Company security (the security), at par, at each parties discretion. On September 15, 1999, Metropolitan Life Insurance Company (MetLife) acquired General American Life Insurance. Upon recommendation from the Board of Trustees, the fund entered into an agreement with MetLife in which the security was exchanged for substantially similar securities issued by MetLife. Full payment of all principal plus accrued interest through September 30, 1999, was received by the fund from MetLife on October 1, 1999.


                                                www.americancentury.com      13


Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
AUGUST 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
3. CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                   SHARES            AMOUNT
INVESTOR CLASS
Six months ended August 31, 1999
Sold .......................................    2,149,189,422   $ 2,149,189,422
Issued in reinvestment of distributions ....       63,410,039        63,410,039
Redeemed ...................................   (2,169,905,635)   (2,169,905,635)
                                              ---------------   ---------------
Net increase ...............................       42,693,826   $    42,693,826
                                              ===============   ===============

Year ended February 28, 1999
Sold .......................................    4,559,290,594   $ 4,559,290,594
Issued in connection with acquisition
   (Note 4) ................................    1,201,153,326     1,201,069,659
Issued in reinvestment of distributions ....      100,856,205       100,856,205
Redeemed ...................................   (4,426,628,336)   (4,426,628,336)
                                              ---------------   ---------------
Net increase ...............................    1,434,671,789   $ 1,434,588,122
                                              ===============   ===============

ADVISOR CLASS
Six months ended August 31, 1999
Sold .......................................        1,825,659   $     1,825,659
Issued in reinvestment of distributions ....           77,968            77,968
Redeemed ...................................       (1,323,378)       (1,323,378)
                                              ---------------   ---------------
Net increase ...............................          580,249   $       580,249
                                              ===============   ===============

Period ended February 28, 1999(1)
Sold .......................................        1,319,681   $     1,319,681
Issued in connection with acquisition
   (Note 4) ................................        2,242,355         2,242,355
Issued in reinvestment of distributions ....           65,984            65,984
Redeemed ...................................         (413,140)         (413,140)
                                              ---------------   ---------------
Net increase ...............................        3,214,880   $     3,214,880
                                              ===============   ===============

(1) August 28, 1998 (acquisition date --see Note 4) through February 28, 1999.

--------------------------------------------------------------------------------
4. REORGANIZATION PLAN

    On August 28, 1998, Prime Money Market Fund (Prime) acquired all of the net assets of the American Century - Benham Cash Reserve Fund (Cash Reserve), pursuant to a plan of reorganization approved by the acquired fund's shareholders on August 7, 1998. Prime is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization.

    The acquisition was accomplished by a tax-free exchange of 1,201,153,326 shares of Prime Investor Class for 1,201,153,326 shares of Cash Reserve Investor Class outstanding on August 28, 1998 and 2,242,355 shares of Prime Advisor Class for 2,242,355 shares of Cash Reserve Advisor Class outstanding on August 28, 1998. Immediately before the acquisition, the net assets of Prime were $1,641,758,871, consisting only of the Investor Class. The net assets of Cash Reserve immediately before the acquisition were $1,203,312,014, consisting of $1,201,069,659 Investor Class net assets and $2,242,355 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $2,845,070,885, which consisted of $2,842,828,530 Investor Class net assets and $2,242,355 Advisor Class net assets.

    Prime acquired capital loss carryforwards of $83,667. These acquired capital loss carryforwards are subject to limitations on their use under the Internal Revenue Code, as amended.


14      1-800-345-2021


Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including TOTAL RETURN, INCOME RATIO (net income as a percentage of average net assets), EXPENSE RATIO (operating expenses as a percentage of average net assets), and PORTFOLIO TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                                           Investor Class

                                     1999(1)            1999            1998            1997              1996(2)         1995
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ...........$        1.00      $        1.00   $        1.00   $        1.00     $        1.00   $        1.00
                                 -------------      -------------   -------------   -------------     -------------   -------------
Income From Investment Operations
  Net Investment Income .........         0.02               0.05            0.05            0.05              0.06            0.05
                                 -------------      -------------   -------------   -------------     -------------   -------------
Distributions
  From Net Investment Income ....        (0.02)             (0.05)          (0.05)          (0.05)            (0.06)          (0.05)
                                 -------------      -------------   -------------   -------------     -------------   -------------
Net Asset Value, End of Period ..$        1.00      $        1.00   $        1.00   $        1.00     $        1.00   $        1.00
                                 =============      =============   =============   =============     =============   =============
  Total Return(3) ...............         2.27%              5.07%           5.29%           5.04%             5.60%           4.93%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets .........         0.60%(4)           0.58%           0.50%           0.50%             0.48%           0.04%
Ratio of Operating Expenses
  to Average Net Assets
  (Before Expense Waiver) .......         0.60%(4)           0.60%           0.63%           0.63%             0.62%           0.71%
Ratio of Net Investment Income
  to Average Net Assets .........         4.47%(4)           4.91%           5.17%           4.92%             5.43%           5.28%
Ratio of Net Investment Income
  to Average Net Assets
  (Before Expense Waiver) .......         4.47%(4)           4.89%           5.04%           4.79%             5.29%           4.61%
Net Assets, End of Period
  (in thousands) ................$   2,894,574      $   2,851,880   $   1,417,311   $   1,211,990     $   1,270,653   $   1,509,863

(1) Six months ended August 31, 1999 (unaudited).

(2) Year ended February 29, 1996.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


See Notes to Financial Statements               www.americancentury.com      15


Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

                                                       Advisor Class
                                                  1999(1)          1999(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period .........   $    1.00        $    1.00
                                                 ---------        ---------
Income From Investment Operations
  Net Investment Income ......................        0.02             0.02
                                                 ---------        ---------
Distributions
  From Net Investment Income .................       (0.02)           (0.02)
                                                 ---------        ---------
Net Asset Value, End of Period ...............   $    1.00        $    1.00
                                                 =========        =========
  Total Return(3) ............................        2.15%            2.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ......................        0.85%(4)         0.85%(4)
Ratio of Net Investment Income
  to Average Net Assets ......................        4.22%(4)         4.53%(4)
Net Assets, End of Period
  (in thousands) .............................   $   3,795        $   3,215

(1) Six months ended August 31, 1999 (unaudited).

(2) August 28, 1998 (acquisition date -- see Note 4) through February 28, 1999.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


16      1-800-345-2021                      See Notes to Financial Statements


Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Two classes of shares are authorized for sale by the fund: Investor Class and Advisor Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies and financial advisors. Advisor Class shares are subject to a 0.50% Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which the Advisor Class shares are purchased. The total expense ratio of the Advisor Class shares is 0.25% higher than the total expense ratio of the Investor Class shares.

    Both classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain 403(b) distributions [not eligible for rollover to an IRA or to another 403(b) account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our Exchange/Redemption form or an IRS Form W-4P. Call American Century for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


                                                www.americancentury.com      17


Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market funds to long-term bond funds and including both taxable and tax-exempt funds. Each fund is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each fund's portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies

     PRIME MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

     An investment in Prime Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's MONEY MARKET INSTRUMENT FUNDS category intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

*  A-1+:  extremely strong ability to meet financial obligations.

*  A-1:  strong ability to meet financial obligations.

*  A-2:  satisfactory ability to meet financial obligations.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

[left margin]

INVESTMENT TEAM LEADERS
  Portfolio Managers
       DENISE TABACCO
       JOHN WALSH
   Credit Research Manager
       GREG AFIESH


18      1-800-345-2021


Glossary
--------------------------------------------------------------------------------

RETURNS

* TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

* AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial Highlights" on pages 15-16.

YIELDS

* 7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.

* 7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

PORTFOLIO STATISTICS

* NUMBER OF ISSUERS -- the number of entities that issued securities held by the fund on a given date.

* WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the more interest rate exposure and sensitivity the portfolio has.

* EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to Financial Statements.)

TYPES OF MONEY MARKET SECURITIES

* ASSET-BACKED SECURITIES -- debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

* CERTIFICATES OF DEPOSIT (CDS) -- CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

* COMMERCIAL PAPER (CP) -- short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to 50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

* VARIABLE-RATE NOTES (VRNS) -- debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not "risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

* U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S. government agencies (such as the Federal Farm Credit Bank and the Federal Home Loan Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years. Money market funds invest in these securities when they have remaining maturities of 13 months or less.


                                                www.americancentury.com      19


Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

* CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

* INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

* GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

* GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.

* CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price fluctuation risk.

* MODERATE -- these funds generally provide moderate return potential with moderate price fluctuation risk.

* AGGRESSIVE -- these funds generally provide high return potential with corresponding high price fluctuation risk.


20      1-800-345-2021


[inside back cover]

===============================================================================
INVESTMENT OBJECTIVE - CAPITAL PRESERVATION
===============================================================================

                  RISK LEVEL - CONSERVATIVE

TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS

Premium  Capital Reserve        FL Municipal Money Market
Prime Money Market              CA Municipal Money Market
Premium Government Reserve      CA Tax-Free Money Market
Government Agency               Tax-Free Money Market
   Money Market
Capital Preservation

===============================================================================
INVESTMENT OBJECTIVE - INCOME
===============================================================================

                   RISK LEVEL - AGGRESSIVE

TAXABLE BONDS                   TAX-FREE BONDS

Target 2025*                    CA High-Yield Municipal
Target 2020*                    High-Yield Municipal
Target 2015*
Target 2010*
High-Yield
International Bond

                    RISK LEVEL - MODERATE

TAXABLE BONDS                   TAX-FREE BONDS

Long-Term Treasury              CA Long-Term Tax-Free
Target 2005*                    Long-Term Tax-Free
Bond                            CA Insured Tax-Free
Premium Bond

                   RISK LEVEL - CONSERVATIVE

TAXABLE BONDS                   TAX-FREE BONDS

Intermediate-Term Bond          CA Intermediate-Term Tax-Free
Intermediate-Term Treasury      AZ Intermediate-Term Municipal
GNMA                            FL Intermediate-Term Municipal
Inflation-Adjusted Treasury     Intermediate-Term  Tax-Free
Limited-Term Bond               CA Limited-Term  Tax-Free
Target 2000*                    Limited-Term Tax-Free
Short-Term Government
Short-Term Treasury

===============================================================================
INVESTMENT OBJECTIVE - GROWTH AND INCOME
===============================================================================

                     RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY

Small Cap Quantitative
Small Cap Value

                      RISK LEVEL - MODERATE

ASSET ALLOCATION/BALANCED       DOMESTIC EQUITY        SPECIALTY

Strategic Allocation --         Equity Growth          Utilities
   Aggressive                   Equity Index           Real Estate
Balanced                        Tax-Managed Value
Strategic Allocation --         Income & Growth
   Moderate                     Value
Strategic Allocation --         Large Cap Value
   Conservative                 Equity Income

===============================================================================
INVESTMENT OBJECTIVE - GROWTH
===============================================================================

                      RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY                 SPECIALTY              INTERNATIONAL

New Opportunities               Global Gold            Emerging Markets
Giftrust(reg.tm)                                       International Discovery
Vista                                                  International Growth
Heritage                                               Global Growth
Growth
Ultra(reg.tm)
Select

                       RISK LEVEL - MODERATE

SPECIALTY

Global Natural Resources


The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

[american century logo(reg.sm)]
American
Century

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

--------------------------------------------------------------------------------
American Century Investments                                      BULK RATE
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES





                                                    Funds Distributor, Inc. is
9910                                 the distributor of American Century funds
SH-SAN-18086                     (c)1999 American Century Services Corporation